Licensing Agreements	12 Months Ended
Jun. 30, 2015
Licensing Agreements
Licensing Agreements

NOTE 5 – LICENSING AGREEMENTS

On October 2, 2013, the Company entered into a license agreement with Dethrone Royalty Holdings, Inc. (“Dethrone”), pursuant to which the Company granted an exclusive, non-sub licensable and non-assignable right to Dethrone to use Company trademarks and other intellectual property. In consideration for the license agreement, the Company shall receive royalties of 10% of the net revenue generated by sales and other transfers of the licensed products during the term of the license agreement (subject to minimum requirement). In addition to the royalty payments, the Company received 5,437,603 shares of Dethrone’s common stock, at a trading value of $114,190, which was recorded as other income on the consolidated statements of operations. As of June 30, 2014, the Company wrote down the shares to fair market value, which has been recorded as a loss on value of marketable securities on the consolidated statements of operations. The change was due to a decline in the fair value of the marketable security which, in the opinion of management, was considered to be other than temporary. This agreement was terminated on February 14, 2015. Total royalties related to this agreement were $75,000 for each of the years ended June 30, 2015 and 2014, respectively.

On April 10, 2014, the Company entered into a distribution and license agreement with Partner Business Importacao e Exportacao, LTDA, a Brazilian corporation (“Partner”). Pursuant to the agreement, the Company granted a two-year, non-assignable, royalty-based license and right to use the trademarks and other intellectual property in the territory defined as Brazil. In consideration for the license agreement, the Company shall receive the greater of royalties of 10% of the net sales generated by sales and other transfers of the licensed products during the term of the license agreement or the minimum royalties outlined in the agreement. Total royalties related to this agreement were $75,000 and $125,000 for the years ended June 30, 2015 and 2014, respectively.

On March 26, 2015, the Company entered into a distribution agreement with Eye Fitness Pty Ltd (“Eye Fitness”), an Australian Company. Pursuant to the agreement, the Company granted a two-year, non-assignable, distribution agreement for Australia and key accounts in the United Kingdom, Thailand and Singapore. In consideration for the distribution agreement, the Company shall receive minimum royalties as outlined in the agreement. There was no royalty revenue for the year ended June 30, 2015.